Other Liabilities	12 Months Ended
Mar. 31, 2026
Disclosure Of Other Liabilities [Abstract]
Other Liabilities

25. Other Liabilities

Other liabilities are as follows:

		(In millions of yen)
	March 31, 2025	March 31, 2026
Consumption tax payables	9,118	8,474
Accrued bonuses	4,647	6,327
Accrued paid leave	4,105	4,968
Contract liabilities	2,900	4,295
Other tax payables	819	1,484
Other	1,672	1,567
Total	23,261	27,115